Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease rent expense	$ 4,700	$ 5,000	$ 4,400
Vehicles
Leases
Operating lease contract term	3 years
Office space in Ness-Ziona, Israel
Leases
Operating lease extended contract term	2 years
Right-of-use-asset	$ 596
Office space in Ness-Ziona, Israel | Maximum
Leases
Operating lease contract term	5 years
Office space in Tel Aviv, Israel
Leases
Operating lease contract term	5 years
Office Space In US
Leases
Operating lease contract term	7 years
Office Space In Germany
Leases
Operating lease contract term	5 years
Office Space In Alkmaar, Netherlands
Leases
Operating lease contract term	5 years
Office Space In Goirle, Netherlands
Leases
Operating lease contract term	7 years
Right-of-use-asset	$ 613